Intangible Assets, Net (Details Textual) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Minimum [Member]
Amortization of intangible assets	14,122	$ 2,709	17,212	25,003	24,292
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life						20 years	3 years